Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock Plans [Abstract]
Stock-Based Compensation
12. Stock-Based Compensation
The following table shows stock-based compensation expense included in the Consolidated Statements of Income:

	Years Ended December 31,
	2013	2012	2011
Cost of equipment sales	$886	$1,212	$1,292
Cost of support services	382	522	557
Cost of business services	527	721	770
Selling, general and administrative	11,099	15,176	15,689
Research and development	435	596	640
Discontinued operations (1)	1,592	—	—
Stock-based compensation expense	14,921	18,227	18,948
Tax benefit	(5,759)	(6,061)	(6,170)
Stock-based compensation expense, net of tax	$9,162	$12,166	$12,778
(1) Amount represents the expense related to the immediate vesting of RSUs and stock options held by employees of PBMS upon the sale of the business.

Stock Plans
We have a long-term incentive program whereby eligible employees may be granted restricted stock units, non-qualified stock options, other stock-based awards, cash or any combination thereof. The Executive Compensation Committee of the Board of Directors administers these plans. We settle employee stock compensation awards with treasury shares. At December 31, 2013, there were 19,180,600 shares available for future grants under our long-term incentive program.

Restricted Stock Units
Restricted stock units are granted to employees and entitle the holder to shares of common stock as the units vest, typically over a four year service period. The fair value of the units is determined on the grant date based on the stock price on the grant date less the present value of expected dividends. The following table summarizes information about restricted stock units during 2013 and 2012:

	2013		2012
	Shares	Weighted average grant date fair value	Shares	Weighted average grant date fair value
Restricted stock units outstanding at beginning of the year	1,909,160	$17.68	1,629,055	$22.33
Granted	1,365,798	10.37	999,381	14.72
Vested	(1,049,572)	17.52	(598,543)	22.27
Forfeited	(284,074)	13.33	(120,733)	18.75
Restricted stock units outstanding at end of the year	1,941,312	$13.19	1,909,160	$17.68

At December 31, 2013, there was $12 million of unrecognized compensation cost related to restricted stock units that is expected to be recognized over a weighted-average period of 2.2 years. The intrinsic value of restricted stock units outstanding at December 31, 2013 was $45 million. The intrinsic value of restricted stock units vested during 2013, 2012 and 2011 was $15 million, $11 million and $13 million, respectively. The fair value of restricted stock units vested during 2013, 2012 and 2011 was $18 million, $13 million and $15 million, respectively.

Market Stock Units
Each market stock unit award entitles the holder to receive a number of shares, adjusted for the attainment of certain performance and market conditions. The award vests at the end of a three-year performance period and the actual number of shares the recipient receives may range from 50% to 200% of the shares awarded. The expense for these awards, net of estimated forfeitures, is recorded over the performance period based on the fair value of the award, which was determined on the grant date using a Monte Carlo simulation model. There were no market stock units awarded during 2013.
The following table summarizes information about market stock units during 2013 and 2012:

	2013		2012
	Shares	Weighted average grant date fair value	Shares	Weighted average grant date fair value
Market stock units outstanding at beginning of the year	198,145	$17.91	—	$—
Granted	—	—	205,013	17.91
Forfeited	(9,718)	17.91	(6,868)	17.91
Market stock units outstanding at the end of the year	188,427	$17.91	198,145	$17.91

The fair value of market stock units granted in 2012 was determined based on the following assumptions:

Expected dividend yield	6.7%
Expected stock price volatility	29.7%
Risk-free interest rate	0.4%

At December 31, 2013, there was less than $1 million of unrecognized compensation cost related to market stock units that is expected to be recognized over a weighted-average period of 1.1 years. The intrinsic value of market stock units outstanding at December 31, 2013 was $4 million.

Stock Options
We may also grant stock options to certain officers and employees at an exercise price equal to the stock price of our common stock on the grant date. Options vest ratably over three or four years and expire ten years from the date of grant.

The following table summarizes information about stock option activity during 2013 and 2012:

	2013		2012
	Shares	Per share weighted average exercise prices	Shares	Per share weighted average exercise prices
Options outstanding at beginning of the year	13,653,245	$35.28	14,471,464	$36.42
Granted	800,000	21.93	600,000	15.71
Exercised	(35,461)	22.09	—	—
Canceled	(628,731)	32.93	(525,361)	36.15
Expired	(1,392,159)	32.39	(892,858)	40.20
Options outstanding at the end of the year	12,396,894	$34.90	13,653,245	$35.28
Options exercisable at the end of the year	10,864,753	$36.84	11,762,341	$37.44

At December 31, 2013, there was $1 million of unrecognized compensation cost related to stock options that is expected to be recognized over a weighted-average period of 2.8 years. The intrinsic value of options outstanding and options exercisable at December 31, 2013 was $7 million and $3 million, respectively. The intrinsic value of options exercised during 2013 was not material.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of per share exercise prices	Shares	Per share weighted-average exercise price	Weighted-average remaining contractual life	Shares	Per share weighted-average exercise price	Weighted-average remaining contractual life
$13.39 - $22.99	2,401,807	$20.32	7.6 years	1,411,807	$21.42	6.6 years
$23.00 - $30.99	2,462,402	25.32	6.3 years	1,920,261	25.28	5.9 years
$31.00 - $38.99	1,535,814	36.86	4.1 years	1,535,814	36.86	4.1 years
$39.00 - $48.03	5,996,871	44.16	1.4 years	5,996,871	44.16	1.4 years
	12,396,894	$34.90	3.9 years	10,864,753	$36.84	3.3 years

We estimate the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the volatility of our stock price, a risk-free interest rate, the expected dividend yield of our stock and expected life of the award. Expected stock price volatility is based on historical price changes of our stock. The risk-free interest rate is based on U.S. treasuries with a term equal to the expected option term. The expected life of the award and expected dividend yield are based on historical experience. The fair value of stock options granted during the year was determined using the following assumptions:

	Years Ended December 31,
	2013	2012	2011
Expected dividend yield	7.7%	9.3%	6.1%
Expected stock price volatility	29.5%	30.0%	26.1%
Risk-free interest rate	1.8%	1.2%	3.3%
Expected life	7.9 years	7.9 years	7.4 years
Weighted-average fair value per option granted	$0.88	$0.48	$3.45

The fair value of stock options granted during 2013, 2012 and 2011 was $1 million, less than $1 million and $5 million, respectively.
Employee Stock Purchase Plan
We maintain a non-compensatory Employee Stock Purchase Plan that enables substantially all U.S. and Canadian employees to purchase shares of our common stock at an offering price of 95% of the average market price on the offering date. At no time will the exercise price be less than the lowest price permitted under Section 423 of the Internal Revenue Code. Employees purchased 222,159 shares and 291,859 shares in 2013 and 2012, respectively. We have reserved 4,594,776 common shares for future purchase under the ESPP.

Directors' Stock Plan
Each non-employee director is granted shares of restricted stock on an annual basis. In 2013 and 2012, we granted 19,800 shares and 26,653 shares to non-employee directors, respectively.